Note 6 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 28,029	$ 55,972
Customer acquisition costs	66,865	77,939
Green certificates	43,784	63,728
Gas delivered in excess of consumption	2,030	2,393
Inventory	3,149	3,238
Current prepayments and other current assets	143,857	203,270
Customer acquisition costs	37,236	43,686
Other long-term assets	10,384	12,764
Other non-current assets	$ 47,620	$ 56,450